Temporary Equity and Stockholders' Deficiency - Schedule of Share-based Compensation, Equity Instruments Other Than Options, by Exercise Price Range (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	627,404	1,229,630
Warrants Exercisable, Number of Warrants	627,404	1,229,630
Range of Exercise Price 2.00 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 2.00	$ 2.00
Warrants Outstanding Exercisable, Description	Common Stock	Common Stock
Warrants Outstanding, Number of Warrants	479,651	741,879
Warrants Exercisable, Weighted Average Remaining Life in Years		2 years
Warrants Exercisable, Number of Warrants	479,651	741,879
Range of Exercise Price 2.30 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 2.30	$ 2.30
Warrants Outstanding Exercisable, Description	Common Stock	Common Stock
Warrants Outstanding, Number of Warrants	21,462	299,444
Warrants Exercisable, Weighted Average Remaining Life in Years		6 months
Warrants Exercisable, Number of Warrants	21,462	299,444
Range of Exercise Price 2.50 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 2.50	$ 2.50
Warrants Outstanding Exercisable, Description	Common Stock	Common Stock
Warrants Outstanding, Number of Warrants	126,291	188,307
Warrants Exercisable, Weighted Average Remaining Life in Years		2 years 2 months 12 days
Warrants Exercisable, Number of Warrants	126,291	188,307